INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of deffered tax assets
	2021		2020
Deferred tax assets:
Net operating loss carryforwards		$798,046		$417,673
Less: valuation allowance		(798,046)		(417,673)
Net deferred tax assets	$	---	$	---